Document and Entity Information	0 Months Ended
Oct. 02, 2013
Risk/Return:
Document Type	497
Document Period End Date	Oct. 02, 2013
Registrant Name	TRUST FOR PROFESSIONAL MANAGERS
Central Index Key	0001141819
Amendment Flag	false
Document Creation Date	Oct. 02, 2013
Document Effective Date	Oct. 02, 2013
Prospectus Date	Sep. 27, 2013
Institutional & Retail Class Prospectus | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Institutional Class Shares
Risk/Return:
Trading Symbol	MDSIX
Institutional & Retail Class Prospectus | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - Retail Class Shares
Risk/Return:
Trading Symbol	MDSHX
Treasurer Class Prospectus | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund | M.D. Sass 1-3 Year Duration U.S. Agency Bond Fund - StoneCastle Treasurer Class Shares
Risk/Return:
Trading Symbol	SCNYX